UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-21516
                                                    -----------

                          UBS Multi-Strat Fund, L.L.C.
               ---------------------------------------------------
               (Exact name of registrant as specified in charter)

                     1285 Avenue of the Americas, 37th Floor
                               New York, NY 10019
          -------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                   James Dwyer
                        c/o UBS Financial Services, Inc.
                           1285 Avenue of the Americas
                               New York, NY 10019
          -------------------------------------------------------------
                     (Name and address of agent for service)


        registrant's telephone number, including area code: 212-882-5819
                                                           --------------

                      Date of fiscal year end: December 31
                                              -------------

                     Date of reporting period: June 30, 2006
                                              ---------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.

                          UBS MULTI-STRAT FUND, L.L.C.
                              FINANCIAL STATEMENTS
                                   (UNAUDITED)



                               SEMI ANNUAL REPORT
                  PERIOD FROM JANUARY 1, 2006 TO JUNE 30, 2006

                          UBS MULTI-STRAT FUND, L.L.C.
                              FINANCIAL STATEMENTS
                                   (UNAUDITED)


                               SEMI ANNUAL REPORT
                  PERIOD FROM JANUARY 1, 2006 TO JUNE 30, 2006









                                    CONTENTS



Statement of Assets, Liabilities and Members' Capital.........................1

Statement of Operations.......................................................2

Statements of Changes in Members' Capital.....................................3

Statement of Cash Flows.......................................................4

Notes to Financial Statements.................................................5

Schedule of Portfolio Investments.............................................11

                                                    UBS MULTI-STRAT FUND, L.L.C.
                           STATEMENT OF ASSETS, LIABILITIES AND MEMBERS' CAPITAL
                                                                     (UNAUDITED)

-----------------------------------------------------------------------------------------------

                                                                                 JUNE 30, 2006

-----------------------------------------------------------------------------------------------

ASSETS

Investments in Investment Funds, at value (cost $114,902,000)                   $  130,331,230
Receivables from Investment Funds                                                    5,644,072
Cash and cash equivalents                                                              807,336
Interest receivable                                                                      3,103
Other assets                                                                             2,076
-----------------------------------------------------------------------------------------------

TOTAL ASSETS                                                                       136,787,817
-----------------------------------------------------------------------------------------------

LIABILITIES

Payables:
   Withdrawals payable                                                              15,317,538
   Loan payable                                                                      7,000,000
   Fund Asset Based fee                                                                139,795
   Loan interest                                                                        79,989
   Professional fees                                                                    69,200
   Administration fee                                                                   45,355
   Administrator fee                                                                    32,261
   Registration fees                                                                    22,522
   Other                                                                                18,386
-----------------------------------------------------------------------------------------------

TOTAL LIABILITIES                                                                   22,725,046
-----------------------------------------------------------------------------------------------

NET ASSETS                                                                      $  114,062,771
-----------------------------------------------------------------------------------------------

MEMBERS' CAPITAL

Represented by:
Net capital contributions                                                       $   98,633,541
Accumulated net unrealized appreciation on investments                              15,429,230
-----------------------------------------------------------------------------------------------

MEMBERS' CAPITAL                                                                $  114,062,771
-----------------------------------------------------------------------------------------------



                                                                               1
   The accompanying notes are an integral part of these financial statements.

                                                    UBS MULTI-STRAT FUND, L.L.C.
                                                         STATEMENT OF OPERATIONS
                                                                     (UNAUDITED)

-----------------------------------------------------------------------------------------------

                                                  PERIOD FROM JANUARY 1, 2006 TO JUNE 30, 2006

-----------------------------------------------------------------------------------------------

INVESTMENT INCOME

Interest                                                                        $       18,565
-----------------------------------------------------------------------------------------------

TOTAL INVESTMENT INCOME                                                                 18,565
-----------------------------------------------------------------------------------------------

EXPENSES
Management fee                                                                         809,531
Loan interest                                                                          371,499
Administrator fee                                                                      186,815
Professional fees                                                                      120,718
Administration fee                                                                      61,338
Other                                                                                   42,953
-----------------------------------------------------------------------------------------------

TOTAL EXPENSES                                                                       1,592,854
-----------------------------------------------------------------------------------------------

NET INVESTMENT LOSS                                                                 (1,574,289)
-----------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN FROM INVESTMENTS
Net realized gain from investments                                                     569,637
Change in net unrealized appreciation/depreciation from investments                  7,409,720
-----------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN FROM INVESTMENTS                                    7,979,357
-----------------------------------------------------------------------------------------------

NET INCREASE IN MEMBERS' CAPITAL
       DERIVED FROM OPERATIONS                                                  $    6,405,068
-----------------------------------------------------------------------------------------------



                                                                               2
   The accompanying notes are an integral part of these financial statements.

                                                    UBS MULTI-STRAT FUND, L.L.C.
                                        STATEMENT OF CHANGES IN MEMBERS' CAPITAL

                                          PERIOD FROM JANUARY 1, 2006 TO JUNE 30, 2006 (UNAUDITED) AND YEAR ENDED DECEMBER 31, 2005
------------------------------------------------------------------------------------------------------------------------------------

                                                                UBS FUND
                                                             ADVISOR, L.L.C.               MEMBERS                    TOTAL
------------------------------------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL AT JANUARY 1, 2005                          $    102,645            $    66,018,991           $   66,121,636

INCREASE (DECREASE) FROM OPERATIONS
Pro rata allocation:
  Net investment loss                                              (1,709)                (2,385,440)              (2,387,149)
  Net realized gain/loss from investments                    $     (1,438)                (1,956,810)              (1,958,248)
  Change in net unrealized
         appreciation/depreciation from investments                 3,563                  6,090,766                6,094,329
------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN MEMBERS' CAPITAL
         DERIVED FROM OPERATIONS                                      416                  1,748,516                1,748,932
------------------------------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL TRANSACTIONS
  Proceeds from Members' subscriptions                                  -                 91,504,678               91,504,678
  Members' withdrawals                                                  -                (41,102,715)             (41,102,715)
  Syndication cost                                                    (34)                   (43,472)                 (43,506)
------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN MEMBERS' CAPITAL DERIVED
         FROM CAPITAL TRANSACTIONS                                    (34)                50,358,491               50,358,457
------------------------------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL AT DECEMBER 31, 2005                        $    103,027            $   118,125,998           $  118,229,025
------------------------------------------------------------------------------------------------------------------------------

INCREASE (DECREASE) FROM OPERATIONS
Pro rata allocation:
  Net investment loss                                              (1,224)                (1,573,065)              (1,574,289)
  Net realized gain from investments                                  481                    569,156                  569,637
  Change in net unrealized
         appreciation/depreciation from investments                 6,335                  7,403,385                7,409,720
------------------------------------------------------------------------------------------------------------------------------
NET  INCREASE IN MEMBERS' CAPITAL
         DERIVED FROM OPERATIONS                                    5,592                  6,399,476                6,405,068
------------------------------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL TRANSACTIONS
  Proceeds from Members' subscriptions                                  -                  4,748,058                4,748,058
  Members' withdrawals                                                  -                (15,317,538)             (15,317,538)
  Syndication cost                                                     (1)                    (1,841)                  (1,842)
------------------------------------------------------------------------------------------------------------------------------
NET DECREASE IN MEMBERS' CAPITAL
         DERIVED FROM CAPITAL TRANSACTIONS                             (1)               (10,571,321)             (10,571,322)
------------------------------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL AT JUNE 30, 2006                            $    108,618            $   113,954,153           $  114,062,771
------------------------------------------------------------------------------------------------------------------------------



                                                                               3
   The accompanying notes are an integral part of these financial statements.

                                                    UBS MULTI-STRAT FUND, L.L.C.
                                                         STATEMENT OF CASH FLOWS
                                                                     (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------------

                                                                                 PERIOD FROM JANUARY 1, 2006 TO JUNE 30, 2006

------------------------------------------------------------------------------------------------------------------------------

CASH FLOWS FROM OPERATING ACTIVITIES
Net increase in Members' capital derived from operations                                                       $    6,405,068
Adjustments to reconcile net increase in Members' capital derived from operations to net cash provided by operating activities:
Purchases of investments                                                                                          (18,500,000)
Proceeds from disposition of investments                                                                           10,569,637
  Net realized gain (loss) on investments
Net realized loss from investments                                                                                   (569,637)
Change in net unrealized appreciation/depreciation from investments                                                (7,409,720)
Changes in assets and liabilities:
(Increase) decrease in assets:
    Advanced subscription in Investment Funds                                                                      12,500,000
    Receivables from Investment Funds                                                                              18,698,054
    Interest receivable                                                                                                 5,960
    Other assets                                                                                                       (1,852)
(Increase) decrease in payables:
    Loan payable                                                                                                    7,000,000
    Fund Asset Based-Fee                                                                                              (30,429)
    Loan interest                                                                                                      79,989
    Professional fees                                                                                                    (170)
    Administration fee                                                                                                 17,022
    Administrator fee                                                                                                  (7,021)
    Registration fees                                                                                                  (1,399)
    Other                                                                                                               7,239
------------------------------------------------------------------------------------------------------------------------------
NET CASH PROVIDED BY OPERATING ACTIVITIES                                                                          28,762,741

CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from Members' subscriptions                                                                                4,748,058
Members withdrawal                                                                                                (41,102,715)
Syndication cost                                                                                                       (1,842)
------------------------------------------------------------------------------------------------------------------------------
NET CASH PROVIDED BY FINANCING ACTIVITIES                                                                         (36,356,499)

Net decrease in cash and cash equivalents                                                                          (7,593,758)
Cash and cash equivalents--beginning of period                                                                      8,401,094
------------------------------------------------------------------------------------------------------------------------------
CASH AND CASH EQUIVALENTS--END OF PERIOD                                                                       $      807,336
------------------------------------------------------------------------------------------------------------------------------

Supplemental cash flows disclosure:
    Interest paid                                                                                              $      291,510
------------------------------------------------------------------------------------------------------------------------------



                                                                               4
   The accompanying notes are an integral part of these financial statements.

                                                    UBS MULTI-STRAT FUND, L.L.C.
                                                   NOTES TO FINANCIAL STATEMENTS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                    PERIOD FROM JANUARY 1, 2006 TO JUNE 30, 2006
--------------------------------------------------------------------------------

     1.   ORGANIZATION

          UBS Multi-Strat Fund, L.L.C. (the "Fund") was organized as a limited liability company under the laws of Delaware on July 29, 2004. The Fund is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a closed-end, non-diversified, management investment company. The Fund's investment objective is to seek capital appreciation over the long term. The Fund is a multi-manager fund that seeks to achieve its objective by deploying its assets among a select group of portfolio managers who over time have produced attractive returns. Generally, such portfolio managers conduct their investment programs through unregistered investment funds (collectively, the "Investment Funds"), in which the Fund invests as a limited partner, member or shareholder along with other investors. The Fund commenced operations on October 1, 2004.

          The Fund's Board of Directors (the "Directors") has overall responsibility to manage and control the business affairs of the Fund, including the exclusive authority to oversee and to establish policies regarding the management, conduct and operation of the Fund's
          business.  The  Directors  have  engaged  UBS  Fund  Advisor,   L.L.C.
          ("UBSFA",  the  "Adviser"  and,  when  providing  services  under  the
          Administration Agreement, the "Administrator"), a Delaware limited liability company, to provide investment advice regarding the selection of Investment Funds and to be responsible for the day-to-day management of the Fund.

          The Adviser is an indirect wholly owned subsidiary of UBS Americas, Inc., which is a wholly owned subsidiary of UBS AG, and is registered as an investment adviser under the Investment Advisers Act of 1940, as amended.

          Initial and additional applications for interests by eligible investors may be accepted at such times as the Adviser may determine and are generally accepted monthly. The Fund reserves the right to reject any application for interests in the Fund.

          The Fund from time to time may offer to repurchase interests pursuant to written tenders to Members. These repurchases will be made at such times and on such terms as may be determined by the Directors, in their complete and exclusive discretion. The Manager expects that, generally it will recommend to the Directors that the Fund offer to repurchase interests from Members twice each year, near mid year and year end. Members can only transfer or assign their membership interests, or a portion thereof, (i) by operation of law pursuant to the death, bankruptcy, insolvency or dissolution of a Member, or (ii) with the written approval of the Directors, which may be withheld in their sole and absolute discretion. Such transfers may be made even if the balance of the capital account to such transferee is equal to or less than the transferor's initial capital contribution.


     2.   SIGNIFICANT ACCOUNTING POLICIES

          A.   PORTFOLIO VALUATION

          Net asset value of the Fund is determined by or at the direction of the Adviser as of the close of business at the end of any fiscal period in accordance with the valuation principles set forth below or as may be

                                                    UBS MULTI-STRAT FUND, L.L.C.
                                       NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                    PERIOD FROM JANUARY 1, 2006 TO JUNE 30, 2006
--------------------------------------------------------------------------------

     2.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

          A.   PORTFOLIO VALUATION (CONTINUED)

          determined from time to time pursuant to policies established by the Directors. The Fund's investments in Investment Funds are subject to the terms and conditions of the respective operating agreements and offering memoranda, as appropriate. The Fund's investments in Investment Funds are carried at fair value as determined by the Fund's pro rata interest in the net assets of each Investment Fund. All valuations utilize financial information supplied by each Investment Fund and are net of management and performance incentive fees or allocations payable to the Investment Funds' managers or pursuant to the Investment Funds' agreements. The Fund's valuation procedures require the Adviser to consider all relevant information available at the time the Fund values its portfolio. The Adviser and/or the Board will consider such information and consider whether it is appropriate, in light of all relevant circumstances, to value such a position at its net asset value as reported or whether to adjust such value. The underlying investments of each Investment Fund are accounted for at fair value as described in each Investment Fund's financial statements. (See Schedule of Portfolio Investments)

          Distributions received or withdrawals from Investment Funds, whether in the form of cash or securities, are first applied as a reduction of the investment's cost.

          B.   INCOME RECOGNITION

          Interest income is recorded on the accrual basis. Realized gains and losses from Investment Fund transactions are calculated on the identified cost basis.

          C.   FUND COSTS

          The Fund bears all expenses incurred in its business, including, but not limited to, the following: all costs and expenses related to portfolio transactions and positions for the Fund's account; legal fees; accounting and auditing fees; custodial fees; costs of computing the Fund's net asset value; costs of insurance; registration expenses; certain organization costs; due diligence, including travel and related expenses; expenses of meetings of Directors and Members; all costs with respect to communications to Members; and other types of expenses approved by the Directors. Syndication costs are charged to capital as incurred.

          D.   INCOME TAXES

          No provision for the payment of Federal, state or local income taxes has been provided, since the Fund is not subject to income tax. Each Member is individually required to report on its own tax return its distributive share of the Fund's taxable income or loss.

                                                    UBS MULTI-STRAT FUND, L.L.C.
                                       NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                    PERIOD FROM JANUARY 1, 2006 TO JUNE 30, 2006
--------------------------------------------------------------------------------

      2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

          E.   CASH AND CASH EQUIVALENTS

          Cash and cash equivalents consist of monies invested in a PNC Bank, NA account that pays money market rates and are accounted for at cost plus accrued interest, which is included in interest receivable on the Statement of Assets, Liabilities and Members' Capital.

          F.   REPURCHASE AGREEMENTS

          From time to time, the Fund may enter into repurchase agreements. In connection with such transactions it is the Fund's policy that its custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. If the seller defaults, and the fair value of the collateral declines, realization of the collateral by the Fund may be delayed or limited. As of June 30, 2006, there were no open repurchase agreements.

          G.   USE OF ESTIMATES

          The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires the Adviser to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. The Adviser believes that the estimates utilized in preparing the Fund's financial statements are reasonable and prudent; however, actual results could differ from these estimates.

     3.   RELATED PARTY TRANSACTIONS

          The Adviser provides investment advisory services to the Fund pursuant to an Investment Advisory Agreement. In consideration for such services, the Fund pays the Adviser a monthly fee (the "Fund Asset-Based Fee") at an annual rate of 1.30% of the Fund's net assets, excluding assets attributable to the Adviser's capital account. The Administrator provides certain other administrative services to the Fund including, among other things, providing office space and other support services. In consideration for such services, the Fund pays the Administrator a monthly fee (the "Administrator Fee") at an annual rate of 0.30% of the Fund's net assets, excluding assets attributable to the Administrator's and the Adviser's capital account. The Fund Asset-Based Fee will be paid to the Adviser out of the Fund's assets and debited against the Members' capital accounts, excluding net assets attributable to the Adviser's capital account. A portion of the Fund Asset-Based Fee is paid by UBSFA to its affiliates.

          UBS Financial Services Inc. ("UBS FSI"), a wholly-owned subsidiary of UBS Americas, Inc., acts as a placement agent for the Fund, without special compensation from the Fund, and will bear its own costs associated with its activities as placement agent. Placement fees, if any, charged on contributions are debited against the contribution amount to arrive at a net subscription amount. The placement fee does not constitute assets of the Fund.

          The net increase (or decrease) in Members' capital derived from operations (net income or loss) is allocated to the capital accounts of all Members on a pro-rata basis, other than the Fund Asset-Based Fee

                                                    UBS MULTI-STRAT FUND, L.L.C.
                                       NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                    PERIOD FROM JANUARY 1, 2006 TO JUNE 30, 2006
--------------------------------------------------------------------------------

     3.   RELATED PARTY TRANSACTIONS (CONTINUED)

          and the Administrator Fee which are similarly allocated to all Members other than the Adviser or Administrator as described above.

          Each Director of the Fund receives an annual retainer of $7,500 plus a fee for each meeting attended. All Directors are reimbursed by the Fund for all reasonable out of pocket expenses. Total amounts expensed by the Fund related to Directors for the period from January 1, 2006 to June 30, 2006 were $14,660.

     4.   ADMINISTRATION AND CUSTODIAN FEES

          PFPC  Trust  Company  (an  affiliate  of PNC Bank,  NA)  serves as the
          custodian  (the   "Custodian")  of  the  Fund's  assets  and  provides
          custodial services for the Fund.

          PFPC Inc. (also an affiliate of PNC Bank, NA) serves as Accounting and Investor Servicing Agent to the Fund and in that capacity provides certain administrative, accounting, record keeping, tax and Member related services. PFPC Inc. receives a monthly fee primarily based upon (i) the average net assets of the Fund subject to a minimum monthly fee, and (ii) the aggregate net assets of the Fund and certain other investment funds sponsored or advised by UBS Americas, Inc. or its affiliates. Additionally, the Fund reimburses certain out of pocket expenses incurred by PFPC Inc.

     5.   CREDIT FACILITY

          Effective July 1, 2005 the Fund, along with other UBS sponsored funds, entered into a $150,000,000 committed, unsecured revolving line of credit with Harris Trust and Savings Bank. Under the most restrictive arrangement, the Fund may borrow an amount that combined with the other borrowings of the Fund would not exceed 20% of its net assets. The Fund's borrowing capacity is also limited to the portion of the unused line of credit at any point in time. The Fund is only liable under the line of credit to the extent of its own borrowing there under. The interest rate on the borrowing is based on the Federal Funds rate plus 150 basis points per annum. The expiration date of such credit agreements is June 30, 2006. The committed facility also requires a fee to be paid by the Fund, on a pro rata basis, based on the amount of the aggregate commitment, which has not been utilized of 25 basis points per annum. For the period from January 1, 2006 to June 30, 2006, the Fund's average interest rate paid on borrowings was 6.23% per annum and the average borrowings outstanding were $13,108,033. The Fund had $7,000,000 borrowings outstanding at June 30, 2006. Interest expense for the period from January 1, 2006 to June 30, 2006 was $371,499 of which $291,510 was paid during the period.

     6.   SECURITIES TRANSACTIONS

          Aggregate purchases and sales of Investment Funds for the period from January 1, 2006 to June 30, 2006 amounted to $18,500,000 and $10,569,637, respectively.

          The cost of investments for Federal income tax purposes is adjusted for items of taxable income allocated to the Fund from the Investment Funds. The allocated taxable income is reported to the Fund by the Investment Funds on Schedules K-1.

                                                    UBS MULTI-STRAT FUND, L.L.C.
                                       NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                    PERIOD FROM JANUARY 1, 2006 TO JUNE 30, 2006
--------------------------------------------------------------------------------

     7.   INVESTMENTS

          As of June 30, 2006, the Fund had investments in Investment Funds, none of which were related parties. The Fund's investments are summarized below based on the investment objectives of the specific Investment Funds at June 30, 2006.

          Investment Objective                         Cost          Fair Value
          --------------------                         ----          ----------
          Long/Short Equity                       $ 34,820,458     $ 39,496,207
          Special Situations                        18,525,357       21,012,973
          Multi-Strategy                            14,373,095       16,303,137
          Distressed/Credit                         13,151,763       14,917,803
          Global Macro                              12,895,401       14,627,017
          Direct Loans/Carry                        11,349,860       12,873,937
            Convertible Arbitrage                    9,786,066       11,100,156
                                                     ---------       ----------
               Total                              $114,902,000     $130,331,230
                                                  ============     ============

          The agreements related to investments in Investment Funds provide for compensation to the general partners/managers in the form of management fees of between 1% and 2.5% (per annum) of net assets and performance incentive fees or allocations ranging from 20% to 25% of net profits earned. The Investment Funds provide for periodic redemptions, with lock up provisions of up to two years from initial investment. Detailed information about the Investment Funds' portfolios is not available.

     8.   FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

          In the normal course of business, the Investment Funds in which the Fund invests trade various financial instruments and enter into various investment activities with off-balance sheet risk. These include, but are not limited to, short selling activities, writing option contracts, contracts for differences, and equity swaps. The Fund's risk of loss in these Investment Funds is limited to the value of these investments as reported by the Fund.

     9.   INDEMNIFICATION

          In the ordinary course of business, the Fund may enter into contracts or agreements that contain indemnifications or warranties. Future events could occur that lead to the execution of these provisions against the Fund. Based on its history and experience, management feels that the likelihood of such an event is remote.

                                                    UBS MULTI-STRAT FUND, L.L.C.
                                       NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                    PERIOD FROM JANUARY 1, 2006 TO JUNE 30, 2006
--------------------------------------------------------------------------------

     10.  FINANCIAL HIGHLIGHTS

          The following represents the ratios to average net assets and other supplemental information for the period indicated:

                                               PERIOD FROM JANUARY 1,
                                                        2006                                   PERIOD OCTOBER 1, 2004
                                                         TO                                       (COMMENCEMENT OF
                                                    JUNE 30, 2006            YEAR ENDED          OPERATIONS) THROUGH
                                                      UNAUDITED           DECEMBER 31, 2005       DECEMBER 31, 2004
                                                      ---------           -----------------       -----------------
Ratio of net investment loss to average net            (2.55)%*                 (1.95)%                 (3.94%)*
assets***
Ratio of total expenses to average net                  2.58%*                   2.18%                   4.33%*
assets(a), ***
Portfolio turnover rate                                 8.02%                   50.12%                   0.00%
Total return**                                          5.31%                    0.38%                   2.65%
Average debt ratio                                     10.52%                      -                       -
Net asset value at end of period                    $114,062,771             $118,229,025             $66,121,636

     a Ratio of total expenses to average net assets does not include the impact of expenses for incentive allocations or incentive fees related to the underlying Investment Funds.
     *    Annualized.
    ** Total return assumes a purchase of an interest in the Fund at the beginning of the period and a sale of the Fund interest on the last day of the period noted and does not reflect the deduction of placement fees, if any, incurred when subscribing to the Fund. Total returns for a period of less than a full year are not annualized. An individual member's ratios and return may vary from the above based on the timing of capital transactions.
   *** The average net assets used in the above ratios are calculated by adding any withdrawals payable effective at the end of the period to the net assets for such period.


     11   Subsequent Event

          Effective July 1, 2006, the Fund, along with other UBS sponsored funds, renewed and increased its unsecured revolving line of credit with Harris Trust and Savings Bank to a $200,000,000 commitment. The expiration date of such credit agreement is July 31, 2007.

                                                    UBS MULTI-STRAT FUND, L.L.C.

                                               SCHEDULE OF PORTFOLIO INVESTMENTS
--------------------------------------------------------------------------------

                                                                   JUNE 30, 2006
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                                     PERIOD FROM
                                                                                                    JANUARY 1, 2006
                                                                    AT JUNE 30, 2006               TO JUNE 30, 2006
                                            --------------------------------------------------     -----------------
                                                                                                     REALIZED AND
                                                                                     % OF           UNREALIZED GAIN
                                                                                    MEMBERS'          (LOSS) FROM
             INVESTMENT FUND:                      COST          FAIR VALUE         CAPITAL           INVESTMENTS        LIQUIDITY
-----------------------------------------------------------------------------------------------------------------------------------

Aspen Partners, L.P. Series A                 $      702,000       $   686,503         0.60  %      $     271,831         Annually
Amber Fund Ltd.                                    6,000,000         7,065,844         6.19             1,065,844        Quarterly
Bridgewater Pure Alpha Trading Company,
Ltd.                                               5,500,000         6,309,192         5.53               496,419         Monthly
Brookdale International Partners, L.P.             5,250,000         6,168,917         5.41               652,317        Quarterly
CPIM Structured Credit Fund 1000, L.P.             5,000,000         5,468,199         4.79               523,124         Annually
D. Jabro Partners L.P.                             5,000,000         5,192,855         4.55               192,855         Annually
Davidson Kempner Partners, L.P.                    5,000,000         5,473,662         4.80               473,662         Annually
DE Shaw Oculus Fund, LLC                           7,000,000         8,317,824         7.29               118,345        Quarterly
East Side Capital, L.P.                            4,000,000         4,875,458         4.27                72,882         Annually
Eminence Partners, L.P.                            6,000,000         7,298,491         6.40               304,720      Semi-Annually
Kamunting Street, L.P.                             4,800,000         5,275,439         4.63               400,562        Quarterly
Loch Capital Fund I, L.P.                          7,150,000         8,522,642         7.47               787,602        Quarterly
Marathon Special Opportunity, L.P.                 6,500,000         7,081,432         6.21               479,627         Annually
Marathon Structured Finance Fund, L.P.             6,500,000         7,405,739         6.49               509,319        Quarterly
Oz Domestic Partners II, L.P.                      9,500,000        10,829,476         9.49               734,481         Annually
Seneca Capital, L.P.                               6,200,000         7,778,211         6.82               558,526         Annually
Trilogy Financial Partners, L.P.                   6,000,000         7,149,868         6.27               820,308        Quarterly
Waterstone Market Neutral Fund, L.P.               5,800,000         5,824,717         5.11               594,644        Quarterly
Whitney New Japan Partners, L.P.                   7,000,000         7,088,597         6.21           (1,844,531)        Quarterly
Wohl Capital Partners, L.P.                        6,000,000         6,518,164         5.71               421,340        Quarterly
Redeemed Investment Funds                                  -                 -                            345,480
                                            ----------------------------------------------------------------------
TOTAL                                         $  114,902,000     $ 130,331,230       114.24  %      $   7,979,357
                                            ----------------------------------------------------------------------

Proxy Voting :
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge upon request by calling the UBS Financial Services Inc.'s Alternative Investment Group at 1-800-580-2329.


                                                                              11
     The preceding notes are an integral part of these financial statements.


ITEM 2. CODE OF ETHICS.

Not applicable.



ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.



ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.



ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.



ITEM 6. SCHEDULE OF INVESTMENTS.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.



ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

(a) Not applicable.

(b) George Rudman ceased to be a member of the portfolio management team as of April 8, 2006.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.



ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).


     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

     (a)(1)   Not applicable.

     (a)(2)   Certifications  pursuant to Rule  30a-2(a)  under the 1940 Act and
              Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3)   Not applicable.

     (b)      Certifications  pursuant to Rule  30a-2(b)  under the 1940 Act and
              Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)               UBS Multi-Strat Fund, L.L.C.
            --------------------------------------------------------------------

By (Signature and Title)*  /s/ Douglas Lindgren
                         -------------------------------------------------------
                           Douglas Lindgren, Principal Executive Officer (principal executive officer)

Date  September 6, 2006
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Douglas Lindgren
                         -------------------------------------------------------
                           Douglas Lindgren, Principal Executive Officer (principal executive officer)

Date  September 6, 2006
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ C. Philip Tazza
                         -------------------------------------------------------
                           C. Philip Tazza, Principal Accounting
                           Officer (principal financial officer)

Date  September 6, 2006
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.